Equity - Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities (Details) - Pilgrim’s Pride Corporation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities [Line Items]
Net Revenue	$ 18,497,553	$ 17,878,291	$ 17,362,217
Net Income	1,083,344	1,087,200	322,317
Net cash provided by operating activities	1,371,650	1,990,100	677,877
TOTAL ASSETS	10,343,530	10,650,576	9,810,361
Total liabilities	6,649,799	6,397,180	6,465,784
TOTAL EQUITY	$ 3,693,731	$ 4,253,396	$ 3,344,577